CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 21,704	$ (169,635)	$ (15,133)
Adjustments to reconcile net income (loss) to net cash generated from (used in) operating activities:
Share-based compensation	7,218	6,552	4,497
Depreciation of property and equipment	27,961	25,004	14,668
Deferred tax benefits	(317)	(2,250)	(32,361)
Allowance for doubtful accounts	32,614	29,712	18,649
Allowance for funds receivable	0	2,322	0
Realized and unrealized gain related to investment securities	(3,254)	(10,583)	0
Impairment on investments	2,768	2,232	0
Amortization of loan origination costs	191	1,302	1,393
Amortization of issuance costs for convertible senior notes	1,797	4,964	3,196
Loss on disposal of property and equipment	5,571	719	0
Deemed rental expense (Note 18)	159	154	169
Allowance for commitment deposit	206	0	0
Changes in operating assets and liabilities:
Accounts receivable	(437)	16,190	(118,797)
Funds receivable	2,330	7,769	13,177
Prepayments and other current assets	9,405	16,730	(35,333)
Commitment deposits	816	4,119	36,666
Loans receivable, current	30,901	214,824	(53,340)
Loans receivable, non-current	14,800	36,158	(192,059)
Amounts due from a related party	(445)	273	(262)
Other non-current assets	5,644	(317)	2,250
Deferred revenue	30,260	(6,535)	33,099
Accrued expenses and other liabilities	(39,343)	(17,574)	106,412
Customers’ refundable fees	(22,651)	(27,580)	19,161
Income tax payable	(1,685)	(3,437)	29,346
Amounts due to a related party	0	0	(657)
Other non-current liabilities	676	127	(51)
Net cash generated from (used in) operating activities	126,889	131,240	(165,310)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of short-term investments	(383,064)	(73,804)	(129,759)
Proceeds from maturity of fixed-rate time deposits	373,363	89,952	507,007
Proceeds from disposal of available-for-sale securities	13,931	13,074	0
Acquisition of property and equipment	(65,885)	(24,576)	(45,151)
Origination of loans receivable	(212,824)
Repayment of loans receivable	86,931	0	0
Purchase of land use right	(34,263)	0	(54)
Acquisition of long-term investments	(13,000)	(4,902)	(127,388)
Proceeds from disposal of property and equipment	5,755	924	635
Deposits for non-current assets	(55,456)	(128,614)	(146,728)
Net cash (used in) generated from investing activities	(284,512)	(127,946)	58,562
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Class A ordinary shares	0	0	346,775
Proceeds from exercise of share options	4,785	1,664	8,416
Proceeds from issuance of shares by a PRC Domestic Entity’s subsidiary	0	0	718
Proceeds from short-term loans	0	296,558	72,750
Proceeds from long-term loans	111,475	67,721	0
Repayment of loans	(43,989)	(182,362)	(153,500)
Proceeds from issuances of convertible senior notes	0	0	300,000
Redemption of convertible senior notes	0	(394,300)
Repurchase of ordinary shares	0	(136,615)
Payment of issuance costs for convertible senior notes	0	0	0
Payment of loan origination costs	(302)	0	(15)
Payment of dividends	0	0	(82,751)
Changes in restricted cash	(37,959)	(118,281)	95,078
Net cash generated from (used in) financing activities	34,010	(465,615)	587,471
Exchange rate effect on cash and cash equivalents	15,361	(19,072)	(17,562)
Net (decrease) increase in cash and cash equivalents	(108,252)	(481,393)	463,161
Cash and cash equivalents at beginning of year	336,528	817,921	354,760
Cash and cash equivalents at end of year	228,276	336,528	817,921
Supplemental schedule of cash flow information:
Income tax paid	7,979	6,664	6,674
Interest Paid, Net	16,895	19,418	13,245
Acquisition of property and equipment through utilization of deposits	244,568	14,345	90,713
Acquisition of property and equipment included in accrued expenses and other liabilities	6,121	0	0
Long-term investments received in settlement of funds receivable	$ 12,058	$ 13,947	$ 0